RECEIVABLES AND OTHER	12 Months Ended
Dec. 31, 2024
RECEIVABLES AND OTHER
RECEIVABLES AND OTHER	8. RECEIVABLES AND OTHER

	December 31,	December 31,
	2024	2023
Prepaid expenses and deposits	$100,898	$156,234
Tax receivables	16,068	34,330
	$116,966	$190,564